Other items from operating activities	12 Months Ended
Dec. 31, 2023
Other items from operating activities
Other items from operating activities

Note 6 Other items from operating activities

6.1 Other income and other expense

For the year ended December 31, (M$)	2023	2022	2021
Gains on disposal of assets	3,157	2,244	890
Foreign exchange gains	–	379	227
Other	520	226	195
OTHER INCOME	3,677	2,849	1,312

Losses on disposal of assets	(98)	(2,613)	(436)
Foreign exchange losses	(763)	(1,023)	(702)
Amortization of other intangible assets (excl. mineral interests)	(769)	(430)	(448)
Other	(766)	(3,278)	(731)
OTHER EXPENSE	(2,396)	(7,344)	(2,317)

Other income

In 2023, gains on disposal of assets are mainly related to the disposal of the retail network in Germany in the Marketing & Services segment, to the sale of the 50% participation in the Surmont asset and the disposal of TotalEnergies EP Canada Ltd shares in the segment Exploration & Production. The “Other” heading notably includes a revaluation of $388 million from the previously held share of Total Eren.

In 2022, gains on disposal of assets were mainly related to the partial disposal of TotalEnergies’ interest in its subsidiary which owns 50.5% of SunPower and the revaluation of its retained interest which is accounted for using the equity method for $1,461 million in the segment Integrated Power.

In 2021, gains on disposal of assets included the sale of interests in onshore Oil Mining Lease 17 in Nigeria in the Exploration & Production segment, the sale of interests in two portfolios of renewable assets in the Integrated LNG and Integrated Power segments, and the sale of a part of TotalEnergies’ investment in Trapil in the Refining & Chemicals and Marketing & Services segments.

Other expense

In 2023, the heading “Other” mainly consists in impairments related to the Yunlin offshore wind project in Taiwan in the segment Integrated Power and to the divestment project of Natref refinery in South Africa in the segment Refining & Chemicals. In 2022, losses on disposal were mainly related to the recycling in expenses of Exploration & Production, of an amount of $2,384 million representing the accumulated foreign exchange losses accumulated in equity since the acquisition of the Novatek stake and until its deconsolidation date. The heading “Other” notably includes provisions relating to assets in Russia in the Integrated LNG and Exploration & Production segments.

In 2021, losses on disposal were mainly related to the sale of the Utica asset in the United States as well as the sale of interests in non - operated assets and the Cap Lopez oil terminal in Gabon in the Exploration & Production segment. The heading “Other” mainly consists of the restructuring charges in the Exploration & Production, Refining & Chemicals, Marketing & Services and Holding segments for an amount of $288 million, and of the impairment of non - consolidated shares and provision for financial risks for $238 million.

6.2 Other financial income and expense

As of December 31, (M$)	2023	2022	2021
Dividend income on non-consolidated subsidiaries	143	159	203
Capitalized financial expenses	667	310	134
Other	475	427	425
OTHER FINANCIAL INCOME	1,285	896	762
Accretion of asset retirement obligations	(524)	(430)	(449)
Other	(207)	(103)	(90)
OTHER FINANCIAL EXPENSE	(731)	(533)	(539)

6.3 Other non-current assets

As of December 31, 2023		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,516	(294)	2,222
Other non-current financial assets related to operational activities	1,761	–	1,761
Other	330	–	330
TOTAL	4,607	(294)	4,313

As of December 31, 2022		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,092	(255)	1,837
Other non-current financial assets related to operational activities	250	—	250
Other	301	—	301
TOTAL	2,643	(255)	2,388

As of December 31, 2021		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,364	(257)	2,107
Other non-current financial assets related to operational activities	312	—	312
Other	378	—	378
TOTAL	3,054	(257)	2,797
(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

				Currency
	Valuation			translation	Valuation
For the year ended December 31,	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2023	(255)	(11)	2	(30)	(294)
2022	(257)	(27)	11	18	(255)
2021	(273)	(6)	14	8	(257)